Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total	¥ 19,723	¥ 10,638
Quoted Price In Active Markets For Identical Assets Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total
Significant Other Observable Inputs Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total
Significant Unobservable Inputs Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total	19,723	10,638
Earn-out liability from SPAC transaction [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total
Earn-out liability from SPAC transaction [Member] | Quoted Price In Active Markets For Identical Assets Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total
Earn-out liability from SPAC transaction [Member] | Significant Other Observable Inputs Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total
Earn-out liability from SPAC transaction [Member] | Significant Unobservable Inputs Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total
Earn-out liability from BeeLive acquisition [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total	6,490	10,638
Earn-out liability from BeeLive acquisition [Member] | Quoted Price In Active Markets For Identical Assets Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total
Earn-out liability from BeeLive acquisition [Member] | Significant Other Observable Inputs Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total
Earn-out liability from BeeLive acquisition [Member] | Significant Unobservable Inputs Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total	6,490	10,638
Earn-out liability from Weiliantong acquisition [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total	13,233
Earn-out liability from Weiliantong acquisition [Member] | Quoted Price In Active Markets For Identical Assets Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total
Earn-out liability from Weiliantong acquisition [Member] | Significant Other Observable Inputs Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total
Earn-out liability from Weiliantong acquisition [Member] | Significant Unobservable Inputs Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total	¥ 13,233